Label	Element	Value
Innovator U.S. Small Cap Power Buffer ETF™ - December | iShares Russell 2000 ETF, Expiration: 11/28/2025; Exercise Price: 2.42 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	87.80%
Innovator U.S. Small Cap Power Buffer ETF™ - December | iShares Russell 2000 ETF, Expiration: 11/28/2025; Exercise Price: 241.87 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	20.20%
Innovator U.S. Small Cap Power Buffer ETF™ - December | iShares Russell 2000 ETF, Expiration: 11/28/2025; Exercise Price: 283.88 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator U.S. Small Cap Power Buffer ETF™ - December | iShares Russell 2000 ETF, Expiration: 11/28/2025; Exercise Price: 205.59 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(8.20%)